Financial Risk Management Objectives and Policies - Summary of Foreign Currency Sensitivity (Parenthetical) (Detail)	Dec. 31, 2020	Dec. 31, 2019
GBP (5.0% movement) [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency sensitivity percentage of reasonably possible change in actuarial assumption	5.00%	5.00%